Allowance for Credit Losses - Summary of Expected Credit Allowance Activity (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($)
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	$ 22,087
Credit loss expense	14,726
Recoveries	4,142
Write-Offs	(20,025)
Other	(482)	[1]
Ending balance	20,448
Accounts Receivable, Net
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	5,240
Credit loss expense	12,208
Recoveries	2,848
Write-Offs	(14,445)
Other	(174)	[1]
Ending balance	5,677
Settlement Receivables, Net
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	5,197	[2]
Credit loss expense	551	[2]
Recoveries	1,294	[2]
Write-Offs	(2,420)	[2]
Other	(288)	[1]
Ending balance	4,334	[2]
Financial Guarantee Contracts and Other
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	11,650
Credit loss expense	1,967
Write-Offs	(3,160)
Other	(20)	[1]
Ending balance	$ 10,437

[1]	Other mainly relates to the impact of foreign exchange.
[2]	Recoveries from freestanding credit enhancements related to Settlement receivables, net, were $48 and $337 for the three and six months ended June 30, 2024, respectively, and $223 and $677 for the three and six months ended June 30, 2023, respectively. Recoveries from freestanding credit enhancements related to Settlement receivables, net are recorded separately from expected credit losses in "Selling, general and administrative" in the unaudited condensed consolidated statement of comprehensive (loss) / income.